Segment Disclosure - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Information [Line Items]
Number of reportable segments	1
Increase in net system sales	€ 191,500,000
Net sales	5,245,326,000	4,731,555,000	5,651,035,000
Percentage of Increase in net system sales	5.00%
System sales [Member]
Segment Information [Line Items]
Net sales	3,993,129,000	3,801,632,000	4,883,913,000
Largest Customer [Member]
Segment Information [Line Items]
Net sales	2,058,600,000	1,236,100,000	1,311,700,000
Net sales revenue from largest customer as percentage	39.20%	26.10%	23.20%
Three Largest Customers [Member]
Segment Information [Line Items]
Accounts receivables and finance receivables of three largest customers based on net sales	€ 861,400,000	€ 535,100,000
Accounts receivables and finance receivables of three largest customers based on net sales	73.30%	58.90%